Property, plant and equipment - Breakdown (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	$ 374	$ 437	[1]	$ 495	[1]
Property, plant and equipment held at cost
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	347	410		$ 469
Owner occupied properties held at fair value
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	$ 27	$ 27

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published